Nov. 01, 2018
J.P. MORGAN MUNICIPAL FUNDS

JPMorgan High Yield Municipal Fund

(All Shares Classes)
(a series of JPMorgan Trust I)

Supplement dated November 19, 2018
to the Summary Prospectuses and Prospectuses dated November 1, 2018

Effective immediately, the “Risk/Return Summary — Investment Process” section for the JPMorgan High Yield Municipal Fund (the “Fund”) is hereby deleted and replaced with the following to disclose how the Fund’s adviser integrates environmental, social and governance factors into its investment process:

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser primarily looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes investment decisions after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, any security pledge, and a review of the security’s attributes, such as the coupon, maturity, and any redemption and tender provisions. The adviser also factors in the overall investment strategy of the Fund, including its duration and its credit strategy, as well as the adviser’s interest rate outlook. As part of its investment process, the adviser considers certain environmental, social and governance factors that it believes could have a material negative or positive impact on the risk profiles of certain securities in which the Fund may invest. These determinations may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.